Leases - Future Minimum Rental Payments Required Under Noncancelable Operating Leases with Initial Terms In Excess of One Year (Detail) (USD $)	Dec. 31, 2014
Leases [Abstract]
December 31, 2015	$ 220,404
December 31, 2016	213,204
December 31, 2017	49,092
December 31, 2018	36,000
December 31, 2019	36,000
Thereafter	$ 126,000